Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
14. Subsequent Events
Merger Agreement
On November 7, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Kalaris Therapeutics, Inc. (“Kalaris”) and Aurora Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Kalaris (the “Merger”), with Kalaris continuing as a wholly owned subsidiary of the Company and the surviving corporation of the Merger. The Company’s board of directors has unanimously approved the Merger Agreement and, subject to certain exceptions set forth in the Merger Agreement, resolved to recommend that our stockholders adopt the Merger Agreement.
Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (a) each share of Kalaris common stock, par value $0.00001 per share (“Kalaris Common Stock”), issued and outstanding (after giving effect to the Kalaris Preferred Stock Conversion (as defined below)) (other than shares of Kalaris Common Stock (or any security convertible into Kalaris Common Stock) (i) held as treasury stock, (ii) owned, directly or indirectly, by the Company or Merger Sub immediately prior to the Effective Time or (iii) as to which appraisal rights have been properly exercised in accordance with Delaware law) will be converted into and become exchangeable for the right to receive a number of shares of the Company’s common stock, par value $0.0001 per share (“Company Common Stock”), based on a ratio calculated in accordance with the Merger Agreement (the “Exchange Ratio”) and (b) all of Kalaris’s preferred stock, par value $0.00001 per share, will be converted into Company Common Stock in accordance with, and pursuant to the terms and conditions of the organizational documents of Kalaris (the “Kalaris Preferred Stock Conversion”). At the Effective Time, subject to the terms and conditions of the Merger Agreement, (a) each award of restricted shares of Kalaris Common Stock that is unvested and outstanding will be converted into and become exchangeable for the right to receive a number of restricted shares of Company Common Stock based on the Exchange Ratio and (b) each outstanding option to purchase shares of Kalaris Common Stock granted by Kalaris under its 2019 Equity Incentive Plan, as amended, will be converted into an option to acquire a number of shares of Company Common Stock based on the Exchange Ratio.
Subject to the terms of the Merger Agreement, each unexercised and outstanding Company stock option with an exercise price per share equal to or greater than $92.00 will be cancelled for no consideration and all other unexpired, unexercised and unvested Company stock options will accelerate in full as of immediately prior to the Effective Time. Further, the vesting of each outstanding and unvested Company restricted stock unit will accelerate in full as of immediately prior to the Effective Time and each outstanding and unsettled Company restricted stock unit will be settled in shares of Company Common
Stock.
Each of the Company and Kalaris has agreed to customary representations, warranties and covenants in the Merger Agreement, including, among others, covenants relating to (1) obtaining the requisite approval of their respective stockholders,
(2) non-solicitation
of alternative acquisition proposals, (3) the conduct of their respective businesses during the period between the date of signing the Merger Agreement and the closing, (4) the Company maintaining the existing listing of the Company Common Stock on Nasdaq and causing the shares of Company Common Stock to be issued in connection with the Merger to be approved for listing on Nasdaq prior to the closing and (5) the Company filing with the U.S. Securities and Exchange Commission and causing to become effective a registration statement on Form
S-4
to register the shares of Company Common Stock to be issued in connection with the Merger.
The Merger Agreement contains certain termination rights of each of the Company and Kalaris. Upon termination of the Merger Agreement under specified circumstances, the Company may be required to pay Kalaris a termination fee of $3,480,000, and in certain other circumstances, Kalaris may be required to pay the Company a termination fee of $10,410,000.
The completion of the Merger is subject to customary closing conditions, including, among others, the adoption of the Merger Agreement by the Company’s stockholders.

16. Subsequent Events
In January 2024, the board of directors approved a reduction in the Company’s workforce by approximately 95% of the Company’s current employee base in order to reduce costs and preserve capital in light of the announcement on December 22, 2023 that the Company is discontinuing its three global Phase 3 posoleucel studies. This workforce reduction will take place primarily during the first quarter of 2024 and expected to be substantially completed by April 15, 2024. As a result of these actions, the Company expects to incur personnel-related restructuring charges, excluding bonuses accrued as of December 31, 2023, of approximately $10 million in connection with one-time
employee termination cash expenditures, including severance and other benefits. The Company had previously granted certain of the terminated employees restricted stock units (“RSUs”) that vest in annual installments based on continued service to the Company, as well as options to purchase shares of the Company’s common stock that typically vest over a period of four years. In connection with the reduction in workforce, the Company agreed to accelerate the vesting of a portion of the RSUs that were unvested as of the employees’ termination dates.
In February 2024, the Company entered into a new SOW (“2024 SOW under the DMS Agreement”) that terminated the 2022 SOW under the DMS Agreement with a third-party supplier (see Note 5), resulting in a decrease in lease payments of $5.7 million in 2024. In Q1 2024, the Company paid all remaining lease obligations of $2.9 million.